Intangible Assets (Schedule of Acquired Intangible Assets by Major Asset Class) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Patent and License Rights [Member] Y	Dec. 31, 2010 Patent and License Rights [Member]	Dec. 31, 2011 Developed Technology [Member] Y	Dec. 31, 2010 Developed Technology [Member]	Dec. 31, 2011 Customer Base, Trademarks, In-process Research and Development and Non-compete Agreements [Member] Y	Dec. 31, 2010 Customer Base, Trademarks, In-process Research and Development and Non-compete Agreements [Member]
Weighted Average Life				11.8		10.3		10.6
Amortized intangible assets, gross carrying amount	$ 1,236,917	$ 1,065,653		$ 294,854	$ 289,199	$ 605,847	$ 501,287	$ 336,216	$ 275,167
Amortized intangible assets, accumulated amortization	(417,430)	(312,326)		(115,310)	(88,275)	(210,022)	(157,838)	(92,098)	(66,213)
Unamortized intangible assets, goodwill	$ 1,733,722	$ 1,352,281	$ 1,337,064